Share capital	12 Months Ended
Dec. 31, 2020
Share capital.
Share capital

13. Share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance at January 1, 2019	28,564,031	(2,158,476)	26,405,555
Issue of shares — capital increase	4,284,604	(4,284,604)	—
Settlement of supplier invoices	—	196,610	196,610
Net sale of treasury shares under liquidity agreement	—	2,983	2,983
Balance at December 31, 2019	32,848,635	(6,243,487)	26,605,148
Settlement of supplier invoices	—	207,190	207,190
Net purchase of treasury shares under liquidity agreement	—	(26,564)	(26,564)
Other net sale of treasury shares	—	333,000	333,000
Balance at December 31, 2020	32,848,635	(5,729,861)	27,118,774

The Company maintains a liquidity contract with Kepler Capital Markets SA (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. At December 31, 2020, 54,489 (2019: 27,925) treasury shares are recorded under this agreement in the treasury share reserve and CHF 64,930 (2019: CHF 13,968) is recorded in other financial assets.

At December 31, 2020 and 2019, the total issued share capital is CHF 32,848,635 consisting of 32,848,635 shares. All shares have a nominal value of CHF 1.

On December 28, 2020, the Group sold 333,000 treasury shares for a gross amount of CHF 749,050 under an equity sales agreement entered into with Kepler.

For the fiscal year ended December 31, 2020, the Group used 207,190 treasury shares (2019: 196,610) to purchase services from consultants including 114,851 (2019: 113,099) treasury shares for Roger Mills, the Group’s Chief Medical Officer. The total value of consulting services settled in shares was CHF 285,745 (2019: CHF 289,214). Under a liquidity agreement, the Group recorded net purchases of treasury shares of CHF 29,037 (2019: net sales of CHF 5,986).

On May 17, 2019, the Company issued 4,284,604 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA at CHF 1. These shares are held as treasury shares.